Short-Term Bank Loans - Schedule of Short-Term Loans (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Short-Term Loans [Line Items]
Loan amount in RMB	$ 4,578,703	$ 4,630,581	¥ 32,800,000	¥ 33,800,000
Loan amount in USD	$ 4,578,703	$ 4,630,581	¥ 32,800,000	¥ 33,800,000
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Dec. 13, 2024	Dec. 13, 2024	Dec. 13, 2024	Dec. 13, 2024
Loan maturity date	Nov. 19, 2025	Nov. 19, 2025
Loan amount in RMB	$ 837,567	$ 821,998	¥ 6,000,000	¥ 6,000,000
Loan amount in USD	$ 837,567	$ 821,998	¥ 6,000,000	¥ 6,000,000
Effective interest rate	4.20%	4.20%	4.20%	4.20%
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	May 30, 2025	Nov. 07, 2024	May 30, 2025	Nov. 07, 2024
Loan maturity date	Dec. 17, 2025	Jun. 06, 2025
Loan amount in RMB	$ 1,381,987	$ 1,356,294	¥ 9,900,000	¥ 9,900,000
Loan amount in USD	$ 1,381,987	$ 1,356,294	¥ 9,900,000	¥ 9,900,000
Effective interest rate	4.20%	4.20%	4.20%	4.20%
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Sep. 09, 2024	Sep. 09, 2024	Sep. 09, 2024	Sep. 09, 2024
Loan maturity date	Aug. 08, 2025	Aug. 08, 2025
Loan amount in RMB	$ 963,203	$ 945,296	¥ 6,900,000	¥ 6,900,000
Loan amount in USD	$ 963,203	$ 945,296	¥ 6,900,000	¥ 6,900,000
Effective interest rate	4.20%	4.20%	4.20%	4.20%
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	May 21, 2025	May 29, 2024	May 21, 2025	May 29, 2024
Loan maturity date	May 07, 2026	May 22, 2025
Loan amount in RMB	$ 977,162	$ 958,996	¥ 7,000,000	¥ 7,000,000
Loan amount in USD	$ 977,162	$ 958,996	¥ 7,000,000	¥ 7,000,000
Effective interest rate	4.20%	4.20%	4.20%	4.20%
Fujian Rural Commercial Bank [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date	Aug. 21, 2024	Aug. 21, 2024	Aug. 21, 2024	Aug. 21, 2024
Loan maturity date	Aug. 20, 2025	Aug. 20, 2025
Loan amount in RMB	$ 418,784	$ 410,998	¥ 3,000,000	¥ 3,000,000
Loan amount in USD	$ 418,784	$ 410,998	¥ 3,000,000	¥ 3,000,000
Effective interest rate	4.95%	4.95%	4.95%	4.95%
China Merchants Bank [Member]
Schedule of Short-Term Loans [Line Items]
Loan commencement date		Jan. 30, 2024		Jan. 30, 2024
Loan maturity date		Jan. 29, 2025
Loan amount in RMB		$ 136,999		¥ 1,000,000
Loan amount in USD		$ 136,999		¥ 1,000,000
Effective interest rate		4.83%		4.83%